Investment Objectives and Goals	Mar. 27, 2025
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Thompson LargeCap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thompson LargeCap Fund (the “LargeCap Fund”) seeks a high level of long-term capital appreciation.
Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Thompson MidCap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thompson MidCap Fund (the “MidCap Fund”) seeks a high level of long-term capital appreciation by investing in securities of medium-sized companies.
Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Thompson Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thompson Bond Fund (the “Bond Fund”) seeks a higher level of current income while preserving capital.